Subordinated liabilities	12 Months Ended
Dec. 31, 2020
Subordinated liabilities
Subordinated liabilities

19 Subordinated liabilities

	2020	2019
	£m	£m
Dated loan capital	8,530	7,775
Undated loan capital	1,287	2,058
Preference shares	145	146
	9,962	9,979

Certain preference shares issued by the company are classified as liabilities; these securities remain subject to the capital maintenance rules of the Companies Act 2006.

	Capital	2020	2019
New issue	treatment	£m	£m
NatWest Group plc
US$750 million 3.754% dated notes 2029	Tier 2	—	577
£1,000 million 3.622% dated notes 2030 (callable between May 2025 to August 2025)	Tier 2	996	—
US$850 million 3.032% dated notes 2035 (callable November 2030)	Tier 2	634	—
		1,630	577

Redemptions
NatWest Group plc
€1,000 million 3.63% dated notes 2024 (callable March 2019)	Tier 2	—	855
US$2,250 million 6.13% dated notes 2022 (partial redemption)	Tier 2	499	—
US$1,000 million 6.10% dated notes 2023 (partial redemption)	Tier 2	358	—
US$2,000 million 7.5% dated notes 2020	Tier 2	1,528	—
US$762 million 7.648% undated notes (partial redemption)	Ineligible	497	—
		2,882	855

NatWest Markets Plc
£35 million 5.5% fixed rate undated subordinated notes (callable December 2019)	Tier 2	—	35
US$125.6 million floating rate notes 2020	Tier 2	97	—
		97	35

NatWest Bank Plc
SEK 90 million floating rate notes 2019	Tier 1	—	8
		—	8

NWM N.V. and subsidiaries
US$16 million floating rate notes 2019	Tier 2	—	10
US$71.8 million floating rate notes 2019	Tier 2	—	56
€250 million 4.70% notes 2019	Tier 2	—	145
US$650 million 6.425% undated notes 2043 (partial redemption)	Ineligible	187	—
€15 million 6.00% notes 2020	Tier 2	11	—
		198	211